                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

                     ML LIFE INSURANCE COMPANY OF NEW YORK
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

                      SUPPLEMENT DATED SEPTEMBER 29, 2006
                                     TO THE
                                PROSPECTUSES FOR
                    MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                               (INVESTOR SERIES)
                              (DATED MAY 1, 2006)

This supplement describes a change to the investment adviser, the addition of sub-advisers, and a change to the names of certain funds available under the variable annuity contracts listed above (the "Contracts") issued by Merrill Lynch Life Insurance Company or ML Life Insurance Company of New York. Please retain this supplement with your Prospectus for future reference.

Effective on October 2, 2006, the names of the funds listed below will change. In addition, the investment adviser for the funds listed below is changed from Merrill Lynch Investment Managers, L.P. d/b/a Mercury Advisors to BlackRock Advisors, LLC. Accordingly, in general, references to "Mercury" and "Mercury Advisors" in the Prospectus and Statement of Additional Information are references to "BlackRock" and "BlackRock Advisors, LLC," respectively. In addition, each fund listed below is sub-advised by one or more of the BlackRock affiliates listed below. The investment objectives of these funds remain unchanged.

                                                                                        Investment
Previous Name                                 New Name                            Adviser(s)/Subadviser(s)
------------------------------------------------------------------------------------------------------------
FAM SERIES FUND, INC.                 BLACKROCK SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------
Mercury Equity Dividend               BlackRock Equity Dividend                  BlackRock Advisors, LLC/
Portfolio                             Portfolio                                  BlackRock Investment
                                                                                 Management, LLC
------------------------------------------------------------------------------------------------------------
Mercury Global SmallCap               BlackRock Global SmallCap                  BlackRock Advisors, LLC/
Portfolio                             Portfolio                                  BlackRock Investment
                                                                                 Management, LLC
------------------------------------------------------------------------------------------------------------
Mercury International                 BlackRock International Index              BlackRock Advisors, LLC/
Index Portfolio                       Portfolio                                  BlackRock Investment
                                                                                 Management, LLC
------------------------------------------------------------------------------------------------------------
Mercury Low Duration                  BlackRock Short-Term Bond                  BlackRock Advisors, LLC/
Portfolio                             Portfolio                                  BlackRock Financial
                                                                                 Management, Inc.
------------------------------------------------------------------------------------------------------------
Mercury Mid Cap Value                 BlackRock Mid Cap Value                    BlackRock Advisors, LLC/
Opportunities Portfolio               Opportunities Portfolio                    BlackRock Investment
                                                                                 Management, LLC
------------------------------------------------------------------------------------------------------------





                                                              Code:  101762-0906


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
                                                                                        Investment
Previous Name                                 New Name                            Adviser(s)/Subadviser(s)
------------------------------------------------------------------------------------------------------------
Mercury Small Cap Index               BlackRock Small Cap Index                  BlackRock Advisors, LLC/
Portfolio                             Portfolio                                  BlackRock Investment
                                                                                 Management, LLC
------------------------------------------------------------------------------------------------------------
FAM VARIABLE SERIES FUNDS,            BLACKROCK VARIABLE SERIES FUNDS,
INC.                                  INC.
------------------------------------------------------------------------------------------------------------
Mercury Basic Value V.I.              BlackRock Basic Value V.I. Fund            BlackRock Advisors, LLC/
Fund                                                                             BlackRock Investment
                                                                                 Management, LLC
------------------------------------------------------------------------------------------------------------
Mercury Core Bond V.I. Fund           BlackRock Bond V.I. Fund                   BlackRock Advisors, LLC/
                                                                                 BlackRock Financial
                                                                                 Management, Inc.
------------------------------------------------------------------------------------------------------------
Mercury Domestic Money                BlackRock Money Market V.I.                BlackRock Advisors, LLC/
Market V.I. Fund                      Fund                                       BlackRock Institutional
                                                                                 Management Corporation
------------------------------------------------------------------------------------------------------------
Mercury Fundamental Growth            BlackRock Fundamental Growth               BlackRock Advisors, LLC/
V.I. Fund                             V.I. Fund                                  BlackRock Investment
                                                                                 Management, Inc.
------------------------------------------------------------------------------------------------------------
Mercury Global Allocation             BlackRock Global Allocation V.I.           BlackRock Advisors, LLC/
V.I. Fund                             Fund                                       BlackRock Investment
                                                                                 Management, LLC and BlackRock
                                                                                 Asset Management U.K. Limited
------------------------------------------------------------------------------------------------------------
Mercury Government Bond               BlackRock Government Income                BlackRock Advisors, LLC/
V.I. Fund                             V.I. Fund                                  BlackRock Financial
                                                                                 Management, Inc.
------------------------------------------------------------------------------------------------------------
Mercury High Income V.I.              BlackRock High Income V.I.                 BlackRock Advisors, LLC/
Fund                                  Fund                                       BlackRock Financial
                                                                                 Management, Inc.
------------------------------------------------------------------------------------------------------------
Mercury Index 500 V.I. Fund           BlackRock S&P 500 Index V.I.               BlackRock Advisors, LLC/
                                      Fund                                       BlackRock Investment
                                                                                 Management, LLC
------------------------------------------------------------------------------------------------------------
Mercury International Value           BlackRock International Value              BlackRock Advisors, LLC/
V.I. Fund                             V.I. Fund                                  BlackRock Investment
                                                                                 Management International Limited
------------------------------------------------------------------------------------------------------------
Mercury Large Cap Core V.I.           BlackRock Large Cap Core V.I.              BlackRock Advisors, LLC/
Fund                                  Fund                                       BlackRock Investment
                                                                                 Management, LLC
------------------------------------------------------------------------------------------------------------
Mercury Large Cap Growth V.I.         BlackRock Large Cap Growth V.I.            BlackRock Advisors, LLC/
Fund                                  Fund                                       BlackRock Investment
                                                                                 Management, LLC
------------------------------------------------------------------------------------------------------------
Mercury Large Cap Value V.I.          BlackRock Large Cap Value V.I.             BlackRock Advisors, LLC/
Fund                                  Fund                                       BlackRock Investment
                                                                                 Management, LLC
------------------------------------------------------------------------------------------------------------
Mercury Value Opportunities V.I.      BlackRock Value Opportunities V.I.         BlackRock Advisors, LLC/
Fund                                  Fund                                       BlackRock Investment
                                                                                 Management, LLC
------------------------------------------------------------------------------------------------------------

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Note:  All the funds listed above may NOT be available under your Contract.

Merrill Lynch owns approximately 49% of BlackRock, Inc., whose affiliate companies (collectively, "BlackRock") manage BlackRock mutual funds and other asset management products and services. Because BlackRock is an affiliate of Merrill Lynch, management and employees of BlackRock may be provided a level of access to Merrill Lynch and related information that is not available to affiliates of funds sponsored, managed, or distributed by other asset management companies. Such access and information may include, but are not limited to:
the ability to meet with Merrill Lynch Financial Advisors with greater frequency; participation in or access to Merrill Lynch management and Financial Advisor strategy and sales meetings, educational and recreational events, and communications media; and featured placement in Merrill Lynch internal and external websites, workstations and other marketing and sales tools, strategies, and materials.

Merrill Lynch may receive more economic benefits with respect to funds sponsored, managed and/or distributed by companies such as BlackRock in which Merrill Lynch has an economic interest as those companies receive compensation for providing investment advisory, administrative, transfer agency, distribution or other services to such funds.

                                    *  *  *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 for Contracts issued by Merrill Lynch Life Insurance Company or (800) 333-6524 for Contracts issued by ML Life Insurance Company of New York, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.